12. PRODUCT REGISTRATION AND DEVELOPMENT: Schedule of Product Registration and Development (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Product Registration and Development
	Year ended December 31,
	2018	2017	2016
	$	$	$
Payroll	213,484	126,859	168,964
Product registration and licensing fees	38,024	115,444	39,820
	251,508	242,303	208,784